Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income from continuing operations before income taxes and equity income for U.S. and non-U.S. operations are as follows:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
U.S. income	$232	$246	$440
Non-U.S. income	1,383	1,220	819
Income before income taxes and equity income	$1,615	$1,466	$1,259

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes from continuing operations is comprised of:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Current income tax expense:
U.S. federal	$46	$57	$58
Non-U.S.	205	219	179
U.S. state and local	9	6	4
Total current	260	282	241
Deferred income tax (benefit) expense, net:
U.S. federal	(32)	(23)	28
Non-U.S.	29	(18)	(96)
U.S. state and local	(2)	(1)	1
Total deferred	(5)	(42)	(67)
Total income tax provision	$255	$240	$174

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the provision for income taxes compared with the amounts at the notional U.S. federal statutory rate was:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Notional U.S. federal income taxes at statutory rate	$566	$513	$441
Income taxed at other rates	(286)	(273)	(203)
Change in valuation allowance	18	6	(29)
Other change in tax reserves	(4)	(13)	(13)
Withholding taxes	57	48	17
Tax credits	(89)	(52)	(12)
Change in tax law	—	15	6
Tax settlements	—	—	(26)
Other adjustments	(7)	(4)	(7)
Total income tax expense	$255	$240	$174
Effective tax rate	16%	16%	14%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
	(in millions)
Deferred tax assets:
Pension	$213	$208
Employee benefits	25	28
Net operating loss carryforwards	708	602
Warranty and other liabilities	117	115
Other	147	119
Total gross deferred tax assets	1,210	1,072
Less: valuation allowances	(747)	(642)
Total deferred tax assets (1)	$463	$430
Deferred tax liabilities:
Fixed assets	$12	$40
Tax on unremitted profits of certain foreign subsidiaries	74	59
Intangibles	144	88
Total gross deferred tax liabilities	230	187
Net deferred tax assets	$233	$243

(1)	Reflects gross amount before jurisdictional netting of deferred tax assets and liabilities.

Schedule of Deferred Tax Assets and Liabilities, Balance Sheet Location
Net current and non-current deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

	December 31,
	2014	2013
	(in millions)
Current assets	$171	$121
Current liabilities	(8)	(1)
Long-term assets	232	262
Long-term liabilities	(162)	(139)
Total deferred tax asset	$233	$243

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the gross change in the unrecognized tax benefits balance, excluding interest and penalties is as follows:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Balance at beginning of year	$61	$74	$99
Liabilities assumed in acquisition	—	—	2
Additions related to current year	11	—	3
Additions related to prior years	—	16	10
Reductions related to prior years	(7)	(25)	(40)
Reductions due to expirations of statute of limitations	(6)	(4)	—
Settlements	(2)	—	—
Balance at end of year	$57	$61	$74